Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of subsidiaries
	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
Elite Education International Co., Ltd (the “Company”)	Investment holding	—	December 13, 2017	BVI
Quest Holdings International LLC (“QHI”)	Foreign education programs and student dormitory services	100%	December 19, 2012	Ohio, US
Miami International Education Center LLC (“MIE”)	Collection of tuition payments from oversea students	100%	January 23, 2017	Ohio, US
Highrim Holding International Limited (“HHI”)	Investing holding	100%	July 9, 2021	BC, Canada

Schedule of property and equipment
Category	Depreciation years	Estimated residual value
Buildings	33 to 39	$Nil
Machinery & equipment	3	$Nil
Vehicles	5	$Nil
Furniture and fixtures	7	$Nil
Software	5	$Nil